Leases - Carrying amounts and movements of leases (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets - Properties
Balance at the beginning	R$ 21,631	R$ 18,225
Additions	12,391	4,502
Disposal	(253)
Lease modification (a)	2,080	(338)
Depreciation expense	(8,537)	(5,999)
Business combination	2,710	5,241
Balance at the end	30,022	21,631
Lease liabilities
Balance at the beginning	25,857	20,089
Additions	12,391	4,502
Disposal	(244)
Lease modification (a)	2,080	(338)
Business combination	2,710	5,374
Interest expense	3,036	1,489
Payments of lease liabilities	(8,160)	(4,407)
Discounts on leases	(350)
Interest paid	(2,100)	(852)
Balance at the end	R$ 35,220	R$ 25,857
Average annual depreciation rate (as a percent)	27.50%	23.70%
Guarantee payment due in lease agreements	R$ 10,903
Rent expense from short-term leases and low-value assets	R$ 2,329	R$ 2,613
Minimum
Lease liabilities
Rate per year (as percent)	1.30%
Maximum
Lease liabilities
Rate per year (as percent)	1.95%